Cover	May 31, 2023
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 31, 2023
Entity Registrant Name	XOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39598
Entity Tax Identification Number	98-1550505
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001819493
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to correct an error in the iXBRL tagging of the Registrant’s Current Report on Form 8-K filed on June 6, 2023. The content of this Amendment is otherwise identical to the content of the Form 8-K filed on June 6, 2023.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	XOSWW
Security Exchange Name	NASDAQ